Dividends - Total coupons on capital securities classified as equity (Details)	6 Months Ended
	Jun. 30, 2020 USD ($) $ / shares	Jun. 30, 2020 USD ($) £ / shares	Jun. 30, 2020 USD ($) $ / shares	Jun. 30, 2020 USD ($) € / shares	Dec. 31, 2019 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2020 EUR (€)	Jun. 30, 2020 GBP (£)	Jun. 30, 2020 SGD ($)
Disclosure Of Other Equity [Line Items]
Dividends on other equity instruments	$ 662,000,000				$ 6,768,000,000	$ 4,915,000,000
Other equity instruments
Disclosure Of Other Equity [Line Items]
Dividends on other equity instruments	617,000,000				660,000,000	664,000,000
Contingent convertible securities
Disclosure Of Other Equity [Line Items]
Discretionary coupons denominations per security	1,000	$ 1,000	$ 1,000	$ 1,000
$1,500m 5.625% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount	$ 1,500,000,000	$ 1,500,000,000	$ 1,500,000,000	$ 1,500,000,000
Other equity instruments interest rate	5.625%	5.625%	5.625%	5.625%			5.625%	5.625%	5.625%
$1,500m 5.625% Perpetual Subordinated Contingent Convertible Securities | Other equity instruments
Disclosure Of Other Equity [Line Items]
Dividends on other equity instruments (per share) | $ / shares	$ 56.250
Dividends on other equity instruments	$ 0				42,000,000	42,000,000
$2,000m 6.875% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount	$ 2,000,000,000	$ 2,000,000,000	$ 2,000,000,000	$ 2,000,000,000
Other equity instruments interest rate	6.875%	6.875%	6.875%	6.875%			6.875%	6.875%	6.875%
$2,000m 6.875% Perpetual Subordinated Contingent Convertible Securities | Other equity instruments
Disclosure Of Other Equity [Line Items]
Dividends on other equity instruments (per share) | $ / shares	$ 68.750
Dividends on other equity instruments	$ 69,000,000				69,000,000	69,000,000
$2,250m 6.375% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount	$ 2,250,000,000	$ 2,250,000,000	$ 2,250,000,000	$ 2,250,000,000
Other equity instruments interest rate	6.375%	6.375%	6.375%	6.375%			6.375%	6.375%	6.375%
$2,250m 6.375% Perpetual Subordinated Contingent Convertible Securities | Other equity instruments
Disclosure Of Other Equity [Line Items]
Dividends on other equity instruments (per share) | $ / shares	$ 63.750
Dividends on other equity instruments	$ 72,000,000				71,000,000	72,000,000
$2,450m 6.375% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount	$ 2,450,000,000	$ 2,450,000,000	$ 2,450,000,000	$ 2,450,000,000
Other equity instruments interest rate	6.375%	6.375%	6.375%	6.375%			6.375%	6.375%	6.375%
$2,450m 6.375% Perpetual Subordinated Contingent Convertible Securities | Other equity instruments
Disclosure Of Other Equity [Line Items]
Dividends on other equity instruments (per share) | $ / shares	$ 63.750
Dividends on other equity instruments	$ 78,000,000				78,000,000	78,000,000
$3,000m 6.000% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount	$ 3,000,000,000	$ 3,000,000,000	$ 3,000,000,000	$ 3,000,000,000
Other equity instruments interest rate	6.00%	6.00%	6.00%	6.00%			6.00%	6.00%	6.00%
$3,000m 6.000% Perpetual Subordinated Contingent Convertible Securities | Other equity instruments
Disclosure Of Other Equity [Line Items]
Dividends on other equity instruments (per share) | $ / shares	$ 60.000
Dividends on other equity instruments	$ 90,000,000				90,000,000	90,000,000
$2,350m 6.250% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount	$ 2,350,000,000	$ 2,350,000,000	$ 2,350,000,000	$ 2,350,000,000
Other equity instruments interest rate	6.25%	6.25%	6.25%	6.25%			6.25%	6.25%	6.25%
$2,350m 6.250% Perpetual Subordinated Contingent Convertible Securities | Other equity instruments
Disclosure Of Other Equity [Line Items]
Dividends on other equity instruments (per share) | $ / shares	$ 62.500
Dividends on other equity instruments	$ 73,000,000				74,000,000	73,000,000
$1,800m 6.5% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount	$ 1,800,000,000	$ 1,800,000,000	$ 1,800,000,000	$ 1,800,000,000
Other equity instruments interest rate	6.50%	6.50%	6.50%	6.50%			6.50%	6.50%	6.50%
$1,800m 6.5% Perpetual Subordinated Contingent Convertible Securities | Other equity instruments
Disclosure Of Other Equity [Line Items]
Dividends on other equity instruments (per share) | $ / shares	$ 65.000
Dividends on other equity instruments	$ 59,000,000				59,000,000	58,000,000
EUR 1,500m 5.250% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount | €							€ 1,500,000,000
Other equity instruments interest rate	5.25%	5.25%	5.25%	5.25%			5.25%	5.25%	5.25%
EUR 1,500m 5.250% Perpetual Subordinated Contingent Convertible Securities | Other equity instruments
Disclosure Of Other Equity [Line Items]
Dividends on other equity instruments (per share) | € / shares				$ 52.500
Dividends on other equity instruments	$ 44,000,000				43,000,000	45,000,000
EUR 1,000m 6.000% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount | €							€ 1,000,000,000
Other equity instruments interest rate	6.00%	6.00%	6.00%	6.00%			6.00%	6.00%	6.00%
EUR 1,000m 6.000% Perpetual Subordinated Contingent Convertible Securities | Other equity instruments
Disclosure Of Other Equity [Line Items]
Dividends on other equity instruments (per share) | € / shares				$ 60.000
Dividends on other equity instruments	$ 33,000,000				32,000,000	34,000,000
EUR 1,250m 4.750% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount | €							€ 1,250,000,000
Other equity instruments interest rate	4.75%	4.75%	4.75%	4.75%			4.75%	4.75%	4.75%
EUR 1,250m 4.750% Perpetual Subordinated Contingent Convertible Securities | Other equity instruments
Disclosure Of Other Equity [Line Items]
Dividends on other equity instruments (per share) | € / shares				$ 47.500
Dividends on other equity instruments	$ 33,000,000				34,000,000	34,000,000
SGD 1000m 4.700% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount									$ 1,000,000,000
Other equity instruments interest rate	4.70%	4.70%	4.70%	4.70%			4.70%	4.70%	4.70%
SGD 1000m 4.700% Perpetual Subordinated Contingent Convertible Securities | Other equity instruments
Disclosure Of Other Equity [Line Items]
Dividends on other equity instruments (per share) | $ / shares			$ 47.000
Dividends on other equity instruments	$ 17,000,000				17,000,000	17,000,000
SGD 750m 5.000% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount									$ 750,000,000
Other equity instruments interest rate	5.00%	5.00%	5.00%	5.00%			5.00%	5.00%	5.00%
SGD 750m 5.000% Perpetual Subordinated Contingent Convertible Securities | Other equity instruments
Disclosure Of Other Equity [Line Items]
Dividends on other equity instruments (per share) | $ / shares			$ 50.000
Dividends on other equity instruments	$ 13,000,000				14,000,000	14,000,000
GBP 1,000m 5.875% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount | £								£ 1,000,000,000
Other equity instruments interest rate	5.875%	5.875%	5.875%	5.875%			5.875%	5.875%	5.875%
GBP 1,000m 5.875% Perpetual Subordinated Contingent Convertible Securities | Other equity instruments
Disclosure Of Other Equity [Line Items]
Dividends on other equity instruments (per share) | £ / shares		$ 58.750
Dividends on other equity instruments	$ 36,000,000				$ 37,000,000	$ 38,000,000